Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	Short-Term Bond Fund of America
Central Index Key	dei_EntityCentralIndexKey	0001368040
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2011
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASBAX
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMSBX
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASBCX
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASBFX
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBFFX
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAAFX
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBAMX
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCAMX
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEAMX
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFAMX
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAMAX
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAMBX
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAMCX
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAMEX
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAMFX
Short-Term Bond Fund of America (Prospectus Summary) | Short-Term Bond Fund of America | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMMGX